BNY Mellon New Jersey Municipal Bond Fund, Inc.
Statement of Investments
March 31, 2025 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 97.4%
Delaware — .4%
Delaware River & Bay Authority, Revenue Bonds, Refunding, Ser. B	5.00	1/1/2039	500,000	551,718
Delaware River & Bay Authority, Revenue Bonds, Refunding, Ser. B	5.00	1/1/2040	500,000	547,251
				1,098,969
New Jersey — 86.5%
Casino Reinvestment Development Authority, Inc., Revenue Bonds, Refunding (Insured; ACE Guaranty Corp.) Ser. A	4.00	11/1/2044	1,500,000	1,361,456
East Orange Board Of Education, COP (Insured; Assured Guaranty Municipal Corp.)(a)	0.00	2/1/2026	745,000	723,999
East Orange Board Of Education, COP (Insured; Assured Guaranty Municipal Corp.)(a)	0.00	2/1/2028	2,245,000	2,026,539
Edison, GO, Refunding	3.00	3/15/2033	1,365,000	1,288,187
Essex County Improvement Authority, Revenue Bonds (Sustainable Bond)	4.00	6/15/2056	4,560,000	3,846,118
Garden Preservation Trust, Revenue Bonds (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.75	11/1/2028	2,220,000	2,337,925
Hudson County Improvement Authority, Revenue Bonds	5.00	5/1/2046	2,500,000	2,519,602
Hudson County Improvement Authority, Revenue Bonds (Insured; National Public Finance Guarantee Corp.) Ser. A1(a)	0.00	12/15/2034	3,000,000	2,005,784
Hudson County Improvement Authority, Revenue Bonds, Refunding (Insured; County Guaranteed)	4.00	1/1/2036	1,250,000	1,261,113
Hudson County Improvement Authority, Revenue Bonds, Refunding (Insured; County Guaranteed)	4.00	1/1/2037	2,000,000	2,011,053
Jersey Redevelopment Agency, Revenue Bonds (Bayfront Redevelopment Project) (Insured; Municipal Government Guaranteed)	4.00	12/15/2031	5,000,000	5,188,893
Middlesex County Improvement Authority, Revenue Bonds (Rutgers University)	5.00	8/15/2053	4,000,000	4,216,856
New Brunswick Parking Authority, Revenue Bonds, Refunding (Insured; Build America Mutual) Ser. A	5.00	9/1/2035	2,000,000	2,033,209
New Jersey Economic Development Authority, Revenue Bonds (Beloved Community Charter School Project) Ser. A(b)	5.00	6/15/2049	1,105,000	1,089,245
New Jersey Economic Development Authority, Revenue Bonds (Beloved Community Charter School Project) Ser. A(b)	5.00	6/15/2054	725,000	708,864
New Jersey Economic Development Authority, Revenue Bonds (Charter Foundation Academy Charter School Project) Ser. A	5.00	7/1/2050	1,000,000	953,282
New Jersey Economic Development Authority, Revenue Bonds (The Goethals)	5.38	1/1/2043	3,500,000	3,503,818
New Jersey Economic Development Authority, Revenue Bonds, Refunding (New Jersey Natural Gas Company Project)(c)	2.45	4/1/2026	2,250,000	2,225,229
New Jersey Economic Development Authority, Revenue Bonds, Refunding (New Jersey Natural Gas Company Project)	3.00	8/1/2043	3,500,000	2,633,191
New Jersey Economic Development Authority, Revenue Bonds, Refunding (New Jersey Natural Gas Company Project)	3.50	4/1/2042	2,000,000	1,635,251
New Jersey Economic Development Authority, Revenue Bonds, Refunding (New Jersey-American Water Co.)(c)	3.75	6/1/2028	500,000	498,194
New Jersey Economic Development Authority, Revenue Bonds, Refunding (New Jersey-American Water Co.) Ser. A(c)	2.20	12/3/2029	3,000,000	2,616,344
New Jersey Economic Development Authority, Revenue Bonds, Refunding (Port Newark Container Terminal)	5.00	10/1/2047	6,000,000	5,920,978
New Jersey Economic Development Authority, Revenue Bonds, Refunding (Provident Group-Montclair Properties) (Insured; Assured Guaranty Municipal Corp.)	5.00	6/1/2042	1,000,000	1,008,306

Statement of Investments (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 97.4% (continued)
New Jersey — 86.5% (continued)
New Jersey Economic Development Authority, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2033	845,000	854,072
New Jersey Educational Facilities Authority, Revenue Bonds (Insured; Assured Guaranty Municipal Corp.) Ser. C	4.00	7/1/2050	1,000,000	925,927
New Jersey Educational Facilities Authority, Revenue Bonds (Sustainable Bond) Ser. A	4.00	7/1/2050	3,000,000	2,642,474
New Jersey Educational Facilities Authority, Revenue Bonds, Ser. A	4.63	9/1/2048	2,500,000	2,545,135
New Jersey Educational Facilities Authority, Revenue Bonds, Refunding (Ramapo College of New Jersey) (Insured; Assured Guaranty Municipal Corp.) Ser. A	4.00	7/1/2052	650,000	591,178
New Jersey Educational Facilities Authority, Revenue Bonds, Refunding (Ramapo College of New Jersey) (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	7/1/2034	1,000,000	1,030,908
New Jersey Educational Facilities Authority, Revenue Bonds, Refunding (Stockton University) (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	7/1/2035	1,600,000	1,622,898
New Jersey Educational Facilities Authority, Revenue Bonds, Refunding (The College of New Jersey) Ser. F	4.00	7/1/2035	1,365,000	1,355,635
New Jersey Educational Facilities Authority, Revenue Bonds, Refunding (The William Paterson University) Ser. C	5.00	7/1/2029	2,130,000	2,139,088
New Jersey Educational Facilities Authority, Revenue Bonds, Refunding (The William Paterson University) (Insured; Build America Mutual) Ser. E	5.00	7/1/2030	2,025,000	2,069,295
New Jersey Educational Facilities Authority, Revenue Bonds, Refunding, Ser. C	5.00	7/1/2030	2,255,000	2,264,364
New Jersey Health Care Facilities Financing Authority, Revenue Bonds (AtlantiCare Health System Obligated Group)	4.00	7/1/2035	750,000	759,931
New Jersey Health Care Facilities Financing Authority, Revenue Bonds (Inspira Health Obligated Group)	5.00	7/1/2042	3,500,000	3,554,727
New Jersey Health Care Facilities Financing Authority, Revenue Bonds (RWJ Barnabas Health Obligated Group)	4.00	7/1/2051	9,000,000	8,177,022
New Jersey Health Care Facilities Financing Authority, Revenue Bonds (RWJ Barnabas Health Obligated Group) Ser. A	4.25	7/1/2054	1,000,000	1,000,094
New Jersey Health Care Facilities Financing Authority, Revenue Bonds (Valley Health System Obligated Group)	4.00	7/1/2035	1,000,000	1,009,713
New Jersey Health Care Facilities Financing Authority, Revenue Bonds (Valley Health System Obligated Group)	5.00	7/1/2034	2,000,000	2,109,051
New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Refunding (AHS Hospital Corp.)	4.00	7/1/2041	7,500,000	7,082,648
New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Refunding (Hackensack Meridian Health Obligated Group) Ser. A	5.00	7/1/2039	1,500,000	1,531,109
New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Refunding (Inspira Health Obligated Group) Ser. A	4.13	7/1/2054	2,565,000	2,276,592
New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Refunding (Inspira Health Obligated Group) Ser. A	5.25	7/1/2049	2,940,000	3,182,928
New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Refunding (Princeton Healthcare System)	5.00	7/1/2039	2,000,000	2,022,901
New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Refunding (RWJ Barnabas Health Obligated Group) Ser. A	5.00	7/1/2043	3,500,000	3,531,906
New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Refunding (RWJ Barnabas Health Obligated Group) Ser. B3(c)	5.00	7/1/2026	6,000,000	6,138,008
New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Refunding (St. Joseph’s Healthcare System Obligated Group)	5.00	7/1/2036	2,790,000	2,812,871
New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Refunding (St. Joseph’s Healthcare System Obligated Group)	5.00	7/1/2041	1,000,000	1,003,684

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 97.4% (continued)
New Jersey — 86.5% (continued)
New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Refunding (University Hospital) (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	7/1/2046	2,000,000	1,979,747
New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Refunding, Ser. A	4.00	7/1/2041	2,250,000	2,174,608
New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2046	3,000,000	3,009,088
New Jersey Higher Education Student Assistance Authority, Revenue Bonds, Ser. 1A	5.00	12/1/2027	1,050,000	1,073,449
New Jersey Higher Education Student Assistance Authority, Revenue Bonds, Ser. B	4.00	12/1/2044	3,000,000	2,771,620
New Jersey Higher Education Student Assistance Authority, Revenue Bonds, Ser. B	4.25	12/1/2045	1,000,000	967,126
New Jersey Higher Education Student Assistance Authority, Revenue Bonds, Ser. B	5.00	12/1/2028	1,450,000	1,514,251
New Jersey Higher Education Student Assistance Authority, Revenue Bonds, Ser. C	5.25	12/1/2054	2,000,000	1,965,706
New Jersey Higher Education Student Assistance Authority, Revenue Bonds, Refunding, Ser. B	5.00	12/1/2030	1,575,000	1,657,661
New Jersey Higher Education Student Assistance Authority, Revenue Bonds, Refunding, Ser. C	3.63	12/1/2049	2,750,000	2,092,509
New Jersey Housing & Mortgage Finance Agency, Revenue Bonds (Sustainable Bond) Ser. H	5.00	4/1/2028	325,000	341,881
New Jersey Housing & Mortgage Finance Agency, Revenue Bonds (Sustainable Bond) Ser. H	5.00	10/1/2028	485,000	513,497
New Jersey Housing & Mortgage Finance Agency, Revenue Bonds (Sustainable Bond) (Insured; HUD SECT 8) Ser. A	4.55	5/1/2055	810,000	779,765
New Jersey Housing & Mortgage Finance Agency, Revenue Bonds (Sustainable Bond) (Insured; HUD SECT 8) Ser. E1	4.55	5/1/2055	1,400,000	1,347,742
New Jersey Housing & Mortgage Finance Agency, Revenue Bonds, Refunding, Ser. A	3.75	10/1/2035	1,235,000	1,189,778
New Jersey Infrastructure Bank, Revenue Bonds (Sustainable Bond)	3.00	9/1/2038	3,075,000	2,731,071
New Jersey Transportation Trust Fund Authority, Revenue Bonds	5.00	6/15/2046	1,820,000	1,840,290
New Jersey Transportation Trust Fund Authority, Revenue Bonds(d)	5.50	12/15/2032	4,020,000	4,705,461
New Jersey Transportation Trust Fund Authority, Revenue Bonds (Insured; Build America Mutual) Ser. A(a)	0.00	12/15/2028	12,000,000	10,649,368
New Jersey Transportation Trust Fund Authority, Revenue Bonds (Insured; Build America Mutual) Ser. A(a)	0.00	12/15/2038	6,330,000	3,572,852
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Ser. AA	3.00	6/15/2050	5,000,000	3,610,165
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Ser. AA(d)	5.00	12/15/2030	325,000	361,253
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Ser. B	5.00	6/15/2032	1,725,000	1,873,662
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Ser. BB	4.00	6/15/2046	1,000,000	907,017
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Ser. CC	5.25	6/15/2055	3,000,000	3,133,110
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Refunding	5.00	12/15/2025	1,250,000	1,266,854
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Refunding, Ser. AA	5.00	6/15/2037	1,500,000	1,618,208
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Refunding, Ser. AA	5.00	6/15/2042	17,000,000	17,898,186
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Refunding, Ser. AA	5.25	6/15/2041	1,000,000	1,083,226
New Jersey Turnpike Authority, Revenue Bonds, Ser. A	4.00	1/1/2042	9,000,000	8,727,245
New Jersey Turnpike Authority, Revenue Bonds, Ser. A	4.00	1/1/2048	5,000,000	4,637,393
New Jersey Turnpike Authority, Revenue Bonds, Ser. A1	5.00	1/1/2035	1,500,000	1,534,591

Statement of Investments (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 97.4% (continued)
New Jersey — 86.5% (continued)
New Jersey Turnpike Authority, Revenue Bonds, Refunding, Ser. B	5.00	1/1/2040	1,000,000	1,026,687
New Jersey Turnpike Authority, Revenue Bonds, Refunding, Ser. G	5.00	1/1/2035	1,000,000	1,039,953
Ocean County, GO, Ser. A	3.00	8/1/2033	2,145,000	2,025,966
South Jersey Port Corp., Revenue Bonds, Ser. B	5.00	1/1/2042	4,300,000	4,315,302
South Jersey Port Corp., Revenue Bonds, Ser. B	5.00	1/1/2048	2,830,000	2,793,154
South Jersey Transportation Authority, Revenue Bonds	4.63	11/1/2047	3,000,000	2,938,341
South Jersey Transportation Authority, Revenue Bonds, Ser. A	4.00	11/1/2050	1,000,000	878,318
The Atlantic County Improvement Authority, Revenue Bonds (Stockton University) (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	7/1/2048	3,000,000	3,016,253
The Camden County Improvement Authority, Revenue Bonds, Refunding (Rowan University Foundation Project) (Insured; Build America Mutual) Ser. A	5.00	7/1/2035	5,165,000	5,509,253
The Gloucester County Improvement Authority, Revenue Bonds (Rowan University Project) (Insured; Build America Mutual)	4.00	7/1/2046	725,000	672,891
The Gloucester County Improvement Authority, Revenue Bonds (Rowan University Project) (Insured; Build America Mutual)	5.00	7/1/2054	700,000	719,496
The Rahway Valley Sewerage Authority, Revenue Bonds (Insured; National Public Finance Guarantee Corp.) Ser. A(a)	0.00	9/1/2030	7,550,000	6,293,674
Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. A	5.00	6/1/2046	8,045,000	8,044,447
Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. A	5.25	6/1/2046	5,225,000	5,270,053
Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. B	5.00	6/1/2046	4,660,000	4,559,041
Union County Improvement Authority, Revenue Bonds (Union County Administration Complex Project) (Insured; County Guaranteed)	4.13	4/15/2054	1,700,000	1,641,039
				262,119,843
New York — 8.0%
Port Authority of New York & New Jersey, Revenue Bonds, Ser. 218	5.00	11/1/2049	6,900,000	6,927,373
Port Authority of New York & New Jersey, Revenue Bonds, Ser. 93rd	6.13	6/1/2094	3,000,000	3,004,778
Port Authority of New York & New Jersey, Revenue Bonds, Refunding	4.00	9/1/2038	2,000,000	1,993,888
Port Authority of New York & New Jersey, Revenue Bonds, Refunding, Ser. 197	5.00	11/15/2033	7,000,000	7,103,517
Port Authority of New York & New Jersey, Revenue Bonds, Refunding, Ser. 223	4.00	7/15/2061	5,000,000	4,330,254
Port Authority of New York & New Jersey, Revenue Bonds, Refunding, Ser. 236	5.00	1/15/2052	1,000,000	1,012,821
				24,372,631
Pennsylvania — 1.6%
Delaware River Joint Toll Bridge Commission, Revenue Bonds	5.00	7/1/2037	2,500,000	2,573,922
Delaware River Joint Toll Bridge Commission, Revenue Bonds, Refunding, Ser. B	5.00	7/1/2032	1,000,000	1,071,134
Delaware River Port Authority, Revenue Bonds, Ser. A	5.00	1/1/2038	1,200,000	1,258,436
				4,903,492
U.S. Related — .9%
Guam Government Waterworks Authority, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2045	1,000,000	1,038,115
Puerto Rico, GO, Ser. A1	5.63	7/1/2027	1,000,000	1,035,736
Puerto Rico, GO, Ser. A1	5.63	7/1/2029	650,000	696,663
				2,770,514
Total Investments (cost $308,069,420)			97.4%	295,265,449
Cash and Receivables (Net)			2.6%	7,898,756
Net Assets			100.0%	303,164,205

COP—Certificate of Participation

GO—Government Obligation

(a)	Security issued with a zero coupon. Income is recognized through the accretion of discount.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2025, these securities amounted to $1,798,109 or 0.6% of net assets.

(c)	These securities have a put feature; the date shown represents the put date and the bond holder can take a specific action to retain the bond after the put date.
(d)
These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

See notes to statement of investments.

Statement of Investments
BNY Mellon New Jersey Municipal Bond Fund, Inc.

March 31, 2025 (Unaudited)
The following is a summary of the inputs used as of March 31, 2025 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Municipal Securities	—	295,265,449	—	295,265,449
	—	295,265,449	—	295,265,449

†	See Statement of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
The fund’s Board of Directors (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.
Investments in municipal securities are valued each business day by an independent pricing service (the “Service”) approved by the Board. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Municipal investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The Service is engaged under the general oversight of the Board. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.
At March 31, 2025, accumulated net unrealized depreciation on investments was $12,803,971, consisting of $2,063,198 gross unrealized appreciation and $14,867,169 gross unrealized depreciation.
At March 31, 2025, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.